Subsequent Events (Details) - Forecast [Member]		4 Months Ended
	Jun. 15, 2026 USD ($)	Aug. 08, 2025 USD ($) shares	Jun. 15, 2026 CNY (¥)	Jul. 21, 2025
Zhejiang Wenzhou Luchegn Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Loan amount	$ 413,411		¥ 0
Fixed annual interest rate	4.80%
Aggregate principal amount | $		$ 305,433
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares issued | shares		170,101
Gongyu Education and Subsidiaries [Member]
Subsequent Events [Line Items]
Owned subsidiary percentage				100.00%